United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577
(Investment Company Act File Number)

Federated Income Securities Trust

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  3/31/10

Date of Reporting Period:  Quarter ended 12/31/09

Item 1.                      Schedule of Investments

Federated Fund for U.S. Government Securities

Portfolio of Investments

December 31, 2009 (unaudited)

Principal Amount or Shares			Value
		Mortgage-Backed Securities – 93.1%
		Federal Home Loan Mortgage Corporation – 53.9%
$106,526,829	[1]	4.500%, 6/1/2019 - 1/1/2040	108,200,122
119,308,087		5.000%, 2/1/2019 - 10/1/2039	123,501,532
120,682,217		5.500%, 5/1/2016 - 10/1/2037	127,007,245
24,974,628		6.000%, 10/1/2017 - 10/1/2038	26,572,420
8,267,255		6.500%, 10/1/2037 - 10/1/2038	8,861,082
640,612		7.000%, 12/1/2031	705,949
1,441,645		7.500%, 9/1/2013 - 8/1/2031	1,586,340
169,777		8.000%, 12/1/2029	188,828
17		12.500%, 10/1/2012	18
436		14.750%, 8/1/2011	466
256		15.500%, 8/1/2011	285
		TOTAL	396,624,287
		Federal National Mortgage Association – 34.7%
4,353,623		4.500%, 12/1/2019	4,528,448
89,537,135	[1]	5.000%, 6/1/2023 - 1/1/2040	92,653,596
49,713,344		5.500%, 12/1/2013 - 9/1/2037	52,233,758
72,302,175		6.000%, 10/1/2028 - 4/1/2038	77,465,271
24,085,901		6.500%, 4/1/2029 - 8/1/2037	25,863,987
1,759,412		7.000%, 8/1/2028 - 1/1/2032	1,944,001
162,547		7.500%, 1/1/2030 - 10/1/2031	178,579
1,405		11.000%, 10/1/2010	1,423
3,407		11.750%, 10/1/2015	3,982
13		12.000%, 1/1/2013	13
1,312		12.750%, 8/1/2014	1,492
496		13.000%, 8/1/2015	594
2,609		15.000%, 10/1/2012	2,936
		TOTAL	254,878,080
		Government National Mortgage Association – 4.5%
18,939,891		5.000%, 11/20/2038 - 9/20/2039	19,505,130
5,971,231		5.500%, 12/20/2038	6,270,026
4,761,334		6.000%, 9/20/2038	5,058,545
1,628,859		7.500%, 12/15/2023 - 7/15/2030	1,787,520
232,555		8.250%, 5/15/2030 - 10/15/2030	260,145
130,278		8.375%, 8/15/2030	145,583
183,385		8.500%, 12/15/2029	206,696
314		11.250%, 9/20/2015	364
		TOTAL	33,234,009
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $649,965,232)	684,736,376

Principal Amount or Shares			Value
		Collateralized Mortgage Obligations – 9.6%
		Federal Home Loan Mortgage Corporation – 3.3%
10,155,219		0.563%, 5/15/2036, REMIC 3160 FD	9,964,494
5,928,102		0.543%, 6/15/2036, REMIC 3175 FE	5,820,394
5,884,154		0.613%, 7/15/2036, REMIC 3179 FP	5,811,234
$2,454,459		0.633%, 8/15/2036, REMIC 3206 FE	2,414,416
		TOTAL	24,010,538
		Federal National Mortgage Association – 2.8%
1,570,403		0.481%, 10/25/2031, REMIC 2005-63 FC	1,534,264
2,680,970		0.631%, 6/25/2036, REMIC 2006-43 FL	2,635,366
7,495,561		0.531%, 7/25/2036, REMIC 2006-58 FP	7,346,911
3,073,412		0.581%, 9/25/2036, REMIC 2006-81 FB	3,016,162
3,401,145		0.611%, 10/25/2036, REMIC 2006-93 FM	3,328,641
12,089,317		5.000%, 9/25/2039, REMIC 397 2	2,772,043
		TOTAL	20,633,387
		Non-Agency Mortgage – 3.5%
6,237,466		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	4,968,407
2,897,566		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	2,746,080
3,511,968		First Horizon Alternative Mortgage Securities 2005-FA7, Class 2A1, 5.000%, 9/25/2020	3,104,387
5,577,133		Harborview Mortgage Loan Trust 2006-4, Class 2A1A, 0.433%, 5/19/2047	2,921,982
5,959,640		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	4,884,238
4,393	[2,3]	Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	2,999
591,986	[2,3]	Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	478,799
6,728,191	[2,3]	Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	271,819
4,367,154	[2,3]	Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	483,007
5,682,679		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	4,338,191
3,502,350		Washington Mutual 2006-AR1, Class 2A1B, 1.614%, 1/25/2046	1,376,342
		TOTAL	25,576,251
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $79,662,610)	70,220,176
		MUTUAL FUND – 3.7%
26,780,431	[4,5]	Government Obligations Fund, Institutional Shares, 0.04% (AT NET ASSET VALUE)	26,780,431
		Repurchase Agreement – 0.8%
$6,138,000	[6]	Interest in $9,008,000 joint repurchase agreement 0.09%, dated 12/14/2009 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $9,008,676 on 1/13/2010. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 9/15/2039 and the market value of that underlying security was $9,188,642 (segregated pending settlement of dollar-roll transactions). (AT COST)	6,138,000
		TOTAL INVESTMENTS — 107.2% (IDENTIFIED COST $762,546,273)[7]	787,874,983
		OTHER ASSETS AND LIABILITIES - NET — (7.2)%[8]	(52,703,876)
		TOTAL NET ASSETS — 100%	$735,171,107
1	All or a portion of these To Be Announced securities are subject to dollar-roll transactions.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2009, these restricted securities amounted to $1,236,624, which represented 0.2% of total net assets.
3	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Board of Trustees (the “Trustees”).

4	Affiliated company.
5	7-Day net yield.
6	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
7	At December 31, 2009, the cost of investments for federal tax purposes was $762,546,273. The net unrealized appreciation of investments for federal tax purposes was $25,328,710. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $36,501,765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $11,173,055.
8	Assets, other than investments in securities, less liabilities.
  Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Restricted Securities

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at December 31, 2009, is as follows:

Security	Acquisition Date	Acquisition Cost	Market Value
Lehman Structured Securities Corp. 2001-GE3, Class A, 0.000%, 5/28/2018	8/15/2001	$3,904	$2,999
Lehman Structured Securities Corp. 2002-GE1, Class A, 0.000%, 7/26/2024	1/29/2002	$482,623	$478,799
Salomon Brothers Mortgage Sec. VII 1999-4, Class IO, 2.547%, 12/25/2027	4/20/1999-5/25/1999	$224,425	$271,819
Structured Asset Securities Corp. 1998-RF4, Class AIO, 6.300%, 8/15/2028	12/15/1999	$940,005	$483,007
  Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
  Level 1 — quoted prices in active markets for identical securities
  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
  Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
  The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Debt Securities:
Mortgage-Backed Securities	$ —	$684,736,376	$ —	$684,736,376
Collateralized Mortgage Obligations	—	68,983,552	1,236,624	70,220,176
Mutual Fund	26,780,431	—	—	26,780,431
Repurchase Agreement	—	6,138,000	—	6,138,000
TOTAL SECURITIES	$26,780,431	$759,857,928	$1,236,624	$787,874,983
    Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Debt Securities
Balance as of April 1, 2009	$1,384,553
Realized gain	21,085
Change in unrealized depreciation	67,849
Net purchases (sales)	(236,863)
Balance as of December 31, 2009	$1,236,624
The total change in unrealized depreciation attributable to investments still held at December 31, 2009.	$67,849
    The following acronym is used throughout this portfolio:
    REMIC — Real Estate Mortgage Investment Conduit

  Federated Real Return Bond Fund

  Portfolio of Investments

  December 31, 2009 (unaudited)

Shares			Value
		MUTUAL FUNDS – 101.8%;1
2,666,677		Federated Inflation-Protected Securities Core Fund	28,746,781
277,323		High Yield Bond Portfolio	1,738,813
936,348	[2]	Prime Value Obligations Fund, Institutional Shares, 0.18%	936,348
		TOTAL INVESTMENTS — 101.8% (IDENTIFIED COST $30,012,084)[3]	31,421,942
		OTHER ASSETS AND LIABILITIES - NET — (1.8)%[4]	(554,899)
		TOTAL NET ASSETS — 100%	$30,867,043

    At December 31, 2009, the Fund had the following open swap contracts:
Credit Default Swap Counterparty	Merrill Lynch, Pierce, Fenner & Smith	Goldman Sachs & Co.	Goldman Sachs & Co.	Unrealized Appreciation of Credit Default Swaps
Reference Entity	Series 11 Investment Grade Index	Series 12 Investment Grade Index	Series 13 Investment Grade Index
Buy/Sell	Sell	Sell	Sell
Pay/Receive Fixed Rate	1.50%	1.00%	1.00%
Expiration Date	12/20/2013	6/20/2014	12/20/2014
Implied Credit Spread at 12/31/2009[5]	0.42%	0.51%	0.85%
Notional Amount	$3,968,000	$2,976,000	$7,000,000
Market Value	$75,166	$22,477	$48,377
Upfront Premiums Paid/(Received)	$(86,859)	$(38,903)	$(708)
Unrealized Appreciation	$162,025	$61,381	$49,084	$272,490
    Unrealized Appreciation on Swap Contracts is included in “Other Assets and Liabilities — Net”.
    Note: The categories of investments are shown as a percentage of total net assets at December 31, 2009.

  Investment Valuation

  In calculating its net asset value (NAV), the Fund generally values investments as follows:

    Shares of other mutual funds are valued based upon their reported NAVs.
    Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
    Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium).
    Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
    Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees).

  If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

  Fair Valuation and Significant Events Procedures

  The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities and mortgage-backed securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

  The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

    With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts.
    With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
    Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
    Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

  The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

    Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
    Level 1 — quoted prices in active markets for identical securities
    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
    Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
    The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
    The following is a summary of the inputs used, as of December 31, 2009, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1 - Quoted Prices and Investments in Mutual Funds	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Mutual Fund	$31,421,942	$ —	$ —	$31,421,942
OTHER FINANCIAL INSTRUMENTS*	$ —	$272,490	$ —	$272,490
*	Other financial instruments include swap contracts.
  1

  Item 2.                      Controls and Procedures

  (a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

  (b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

  Item 3.                                Exhibits

  SIGNATURES

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Federated Income Securities Trust

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010

  Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	February 17, 2010

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	February 17, 2010